Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net Income	$ 81,246,928	¥ 526,301,347	¥ 463,885,911	¥ 325,749,248
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	32,614	211,270	169,166	770,960
Depreciation and amortization	5,313,172	34,417,668	22,398,968	15,183,755
Share-based compensation	10,446,832	67,672,488	32,691,687	32,249,165
Income from equity in affiliates	(3,296,299)	(21,352,767)	(13,583,865)	(7,290,800)
Provision for loan losses	25,889	167,702	227,300	939,500
Income from amortization of discount on held-to-maturity investments			(877,825)	(1,578,746)
Changes in operating assets and liabilities:
Accounts receivable	(8,378,989)	(54,277,414)	(16,782,248)	11,361,141
Amounts due from related parties	(13,332,131)	(86,362,877)	(93,845,185)	(26,039,338)
Other current assets	(2,567,451)	(16,631,435)	(30,082,367)	(9,257,761)
Other non-current assets	(526,639)	(3,411,463)	(5,072,761)	(1,467,356)
Accrued payroll and welfare expenses	26,895,896	174,226,234	141,907,574	104,249,920
Income taxes payable	957,772	6,204,254	39,951,591	256,061
Deferred revenues	(4,520,702)	(29,284,206)	3,690,121	60,874,068
Other current liabilities	25,875,399	167,615,661	79,151,660	47,416,935
Other non-current liabilities	7,228,793	46,826,675	9,278,672	8,768,497
Uncertain tax position liabilities	(1,707,439)	(11,060,449)	1,136,675	945,559
Deferred tax assets and liabilities	(1,199,485)	(7,770,022)	(22,095,408)	10,774,327
Purchases of available-for-sale investments through internet finance business	(18,271,685)	(118,360,318)	(22,511,765)
Net cash provided by (used in) operating activities	104,222,475	675,132,348	589,637,901	573,905,135
Cash flows from investing activities:
Purchases of property and equipment	(21,039,552)	(136,290,010)	(59,462,184)	(41,210,352)
Internally developed intangible assets				(464,578)
Collection of short-term loan investments				3,411,466
Purchase of held-to-maturity investments	(3,896,385)	(25,240,000)	(39,000,003)	(110,906,999)
Proceeds from redemption of held-to-maturity investments	7,162,926	46,400,000	121,999,998	315,999,998
Purchases of trading securities investments	(14,665,473)	(95,000,000)	(218,287,169)	(245,464,326)
Proceeds on trading securities investments	14,665,473	95,000,000	306,142,599	176,808,727
Purchases of available-for-sale investments	(566,566,991)	(3,670,107,653)	(111,876,970)	(29,965,718)
Proceeds from sale or redemption of available-for-sale investments	516,616,753	3,346,540,000	45,487,686	29,965,718
Purchase of long-term investments	(34,327,834)	(222,368,846)	(53,805,229)	(63,448,608)
Proceeds from sale of long-term investments	5,007,873	32,440,000	29,915,000
Increase in restricted cash				(500,000)
Increase in investment in affiliates	(14,576,376)	(94,422,851)	(121,486,049)	(51,280,005)
Capital return from investment in affiliates	1,829,565	11,851,553	2,083,982	7,050,351
Net cash used in investing activities	(117,240,761)	(759,462,206)	(93,518,339)	(103,954,326)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options and vesting of restricted shares	671,730	4,351,330	4,062,622	6,843,114
Contribution from non-controlling shareholders of subsidiaries	5,986,964	38,782,356	8,000,000	40,878,002
Return of non-controlling interests of subsidiaries	(617,494)	(4,000,000)
Dividend distribution			(1,614,489)	(47,596,568)
Payment for repurchase of ordinary shares	(6,882,898)	(44,586,036)		(19,573,849)
Proceeds from short-term bank loan			50,000,000
Repayment of short-term bank loan	(7,718,670)	(50,000,000)
Proceeds from convertible notes	80,000,000	518,224,000
Net cash (used in) provided by financing activities	71,439,632	462,771,650	60,448,133	(19,449,301)
Effect of exchange rate changes	660,249	4,276,967	6,426,044	(8,168,265)
Net increases in cash and cash equivalents	59,081,595	382,718,759	562,993,739	442,333,243
Cash and cash equivalents-beginning of the period	270,185,081	1,750,204,915	1,187,211,176	744,877,933
Cash and cash equivalents-end of the period	329,266,676	2,132,923,674	1,750,204,915	1,187,211,176
Supplemental disclosure of cash flow information:
Cash paid for income taxes	20,144,881	130,494,511	133,436,838	89,051,478
Cash paid for interest expenses	290,093	1,879,167	2,875,000
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	2,067,263	13,391,314	3,531,311	3,904,873
Related Parties
Cash flows from investing activities:
Loans disbursement	(617,494)	(4,000,000)	(45,000,000)
Principal collection of loans originated from third parties	6,946,803	45,000,000
Third Parties
Cash flows from investing activities:
Loans disbursement	(148,215,978)	(960,113,463)	(1,117,206,667)	(278,150,000)
Principal collection of loans originated from third parties	$ 134,435,929	¥ 870,849,064	¥ 1,166,976,667	¥ 184,200,000